TURNER FUNDS

TURNER EMERGING GROWTH FUND

TURNER SMALL CAP GROWTH FUND

Institutional Class

Investor Class

Supplement dated May 18, 2015

to the Prospectus dated January 31, 2015

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS.  THIS SUPPLEMENT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

The following changes are made to the Prospectus, effective May 18, 2015:

1.                          The disclosure under “Emerging Growth Fund - Management — Portfolio Managers” on page 16 is deleted and replaced by the following:

Portfolio Managers

Richard H. Gould, CFA CMT, Senior Portfolio Manager/Global Equity Analyst, and Jason D. Schrotberger, CFA, Senior Portfolio Manager/Global Equity Analyst, are the co-lead portfolio managers of the Emerging Growth Fund.  Mr. Gould joined Turner in 2015.  Mr. Schrotberger joined Turner in 2001.

2.                          The disclosure under “Small Cap Growth Fund - Management — Portfolio Managers” on page 22 is deleted and replaced by the following:

Jason D. Schrotberger, CFA, Senior Portfolio Manager/Global Equity Analyst, and Richard H. Gould, CFA CMT, Senior Portfolio Manager/Global Equity Analyst, are the co-lead portfolio managers of the Small Cap Growth Fund.  Mr. Schrotberger joined Turner in 2001.  Mr. Gould joined Turner in 2015.

3.                          The first paragraph under “Portfolio Managers” on page 31 is deleted and replaced by the following:

The Medical Sciences Long/Short Fund is managed by a team co-led by Michael S. Tung, MD, and John P. Fraunces, Jr. The Emerging Growth Fund is managed by a team co-led by Richard H. Gould, CFA CMT and Jason D. Schrotberger, CFA. The Midcap Growth Fund is managed by a team co-led by Christopher K. McHugh and Christopher E. Baggini, CFA. The Small Cap Growth Fund is managed by a team co-led by Jason D. Schrotberger, CFA and Richard H. Gould, CFA CMT.

4.                          All references to Peter Niedland are deleted from the Prospectus.

5.                          The following disclosure is added to the end of the disclosure under “Portfolio Managers” on page 32:

Richard H. Gould, CFA CMT, Senior Portfolio Manager/Global Equity Analyst, is the co-lead portfolio manager of the Emerging Growth Fund and the Small Cap Growth Fund.  Mr. Gould joined Turner in 2015.  Prior to joining Turner, he was the founder and head of Gould Investment & Research LLC, a small cap growth equity research firm, from 2009 to 2015.  Mr. Gould was CEO and founder of Gould Investment Partners LLC from 2004 to 2010.  He has 30 years of investment experience.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

(TUR-FS-15-08)

TURNER FUNDS

TURNER EMERGING GROWTH FUND

TURNER SMALL CAP GROWTH FUND

Institutional Class

Investor Class

Supplement dated May 18, 2015

to the Statement of Additional Information (“SAI”) dated January 31, 2015

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE SAI.  THIS SUPPLEMENT SHOULD BE READ IN CONJUNCTION WITH THE SAI.

The following changes are made to the SAI, effective May 18, 2015:

1.                                      The first row of the table under “Portfolio Managers — Other Accounts Managed by the Portfolio Managers — Emerging Growth Fund” on page 40 is deleted and replaced by the following:

Turner Emerging Growth Fund

	(a)(2) Number of other accounts managed within each category and the total assets in the accounts managed within each category			(a)(3) For each category in (a)(2) number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
	(A)	(B) Other		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
(a)(1) Portfolio Manager’s Name (as listed in the Prospectus)	Registered Investment Companies	Pooled Investment Vehicles	(C) Other Accounts	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Richard H. Gould, CFA CMT (Co-Lead Manager) as of April 30, 2015	0 Accounts $0	0 Accounts $0	0 Accounts $0	0 Accounts	$0	0 Accounts	$0	0 Accounts	$0

2.                                      The second row of the table under “Portfolio Managers — Other Accounts Managed by the Portfolio Managers — Small Cap Growth Fund” on page 42 is deleted and replaced by the following:

Turner Small Cap Growth Fund

	(a)(2) Number of other accounts managed within each category and the total assets in the accounts managed within each category			(a)(3) For each category in (a)(2) number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
	(A)	(B) Other		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
(a)(1) Portfolio Manager’s Name (as listed in the Prospectus)	Registered Investment Companies	Pooled Investment Vehicles	(C) Other Accounts	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Richard H. Gould, CFA CMT (Co-Lead Manager) as of April 30, 2015	0 Accounts $0	0 Accounts $0	0 Accounts $0	0 Accounts	$0	0 Accounts	$0	0 Accounts	$0

3.                                      The first entry on page 44, in the table “Portfolio Managers — Portfolio Manager’s Ownership of Securities in the Funds — Emerging Growth Fund” is deleted and replaced by the following:

Richard H. Gould, CFA CMT (as of April 30, 2015)	None

4.                                      The second entry on page 44, in the table “Portfolio Managers — Portfolio Manager’s Ownership of Securities in the Funds — Small Cap Growth Fund” is deleted and replaced by the following:

Richard H. Gould, CFA CMT (as of April 30, 2015)	None

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

(TUR-SAI-30-07)

2